T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  1.0%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 7,281 —
—
Media  0.5%
Gambling.com Group (2)(3) 174,497 1,427
Nexstar Media Group  15,450 3,055
4,482
Wireless Telecommunication Services  0.5%
Millicom International Cellular  98,125 4,763
4,763
Total Communication Services 9,245
CONSUMER DISCRETIONARY  10.2%
Automobile Components  1.1%
Autoliv  18,911 2,335
Dorman Products (2) 17,596 2,743
Modine Manufacturing (2) 23,801 3,384
Phinia  27,944 1,606
10,068
Diversified Consumer Services  3.8%
Adtalem Global Education (2) 25,528 3,943
Carriage Services  62,316 2,776
Duolingo (2) 11,472 3,692
Frontdoor (2) 54,824 3,689
Grand Canyon Education (2) 18,327 4,023
H&R Block  58,092 2,938
Laureate Education (2) 111,920 3,530
Perdoceo Education  68,168 2,567
Service Corp. International  51,180 4,259
Stride (2) 22,860 3,405
34,822
Hotels, Restaurants & Leisure  1.9%
Boyd Gaming  40,430 3,495
Cava Group (2) 18,399 1,111
Dutch Bros, Class A (2) 29,433 1,541
Monarch Casino & Resort  26,675 2,823
Planet Fitness, Class A (2) 36,568 3,796
Travel + Leisure  51,473 3,062

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Wingstop  7,526 1,894
17,722
Household Durables  0.7%
PulteGroup  15,395 2,034
SharkNinja (2) 9,495 979
Toll Brothers  25,024 3,457
6,470
Specialty Retail  1.2%
Bath & Body Works  116,214 2,994
Build-A-Bear Workshop (3) 32,981 2,151
Burlington Stores (2) 5,018 1,277
Ulta Beauty (2) 9,034 4,939
11,361
Textiles, Apparel & Luxury Goods  1.5%
Birkenstock Holding (2) 33,392 1,511
Crocs (2) 23,493 1,963
Kontoor Brands  35,816 2,857
PVH  28,923 2,423
Ralph Lauren  6,920 2,170
Tapestry  25,466 2,883
13,807
Total Consumer Discretionary 94,250
CONSUMER STAPLES  1.9%
Beverages  0.1%
Molson Coors Beverage, Class B  28,794 1,303
1,303
Consumer Staples Distribution & Retail  0.5%
Maplebear (2) 78,316 2,879
Performance Food Group (2) 13,130 1,366
4,245
Food Products  0.7%
Ingredion  21,168 2,585
Nomad Foods  126,154 1,659
Post Holdings (2) 17,469 1,877
6,121
Household Products  0.3%
Central Garden & Pet, Class A (2) 80,191 2,368
2,368

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.3%
elf Beauty (2) 18,206 2,412
2,412
Total Consumer Staples 16,449
ENERGY  4.4%
Energy Equipment & Services  1.4%
TechnipFMC  193,533 7,635
Weatherford International  81,599 5,584
13,219
Oil, Gas & Consumable Fuels  3.0%
Expand Energy  13,119 1,394
HF Sinclair  88,560 4,635
Matador Resources  34,968 1,571
Ovintiv  86,769 3,504
Par Pacific Holdings (2) 24,920 883
Permian Resources  381,803 4,887
Range Resources  123,780 4,659
Uranium Energy (2) 297,046 3,963
Viper Energy, Class A  62,021 2,370
27,866
Total Energy 41,085
FINANCIALS  16.9%
Banks  6.6%
Amalgamated Financial  81,112 2,202
Bancorp (2) 32,074 2,402
Columbia Banking System  166,513 4,286
Credicorp  16,582 4,415
East West Bancorp  21,008 2,236
First BanCorp Puerto Rico  192,787 4,251
Fulton Financial  113,451 2,114
Hancock Whitney  58,417 3,658
Hanmi Financial  55,008 1,358
Huntington Bancshares  264,976 4,576
Metropolitan Bank Holding  22,362 1,673
OFG Bancorp  32,672 1,421
Popular  62,222 7,903
Preferred Bank  23,600 2,133
QCR Holdings  24,549 1,857
UMB Financial  18,131 2,146
Webster Financial  128,818 7,657

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  55,954 4,852
61,140
Capital Markets  2.3%
Affiliated Managers Group  17,195 4,100
Lazard  55,631 2,936
Marex Group  88,747 2,984
Stifel Financial  8,230 934
StoneX Group (2) 61,190 6,175
TPG  39,318 2,259
Virtus Investment Partners  8,043 1,528
20,916
Consumer Finance  1.0%
Enova International (2) 27,789 3,198
FirstCash Holdings  22,269 3,528
OneMain Holdings  31,417 1,774
SLM  33,150 917
9,417
Financial Services  2.9%
Corebridge Financial  100,004 3,205
Corpay (2) 15,682 4,517
Equitable Holdings  128,852 6,543
Mr. Cooper Group  7,796 1,643
Payoneer Global (2) 614,393 3,717
Remitly Global (2) 66,158 1,079
Voya Financial  80,608 6,030
26,734
Insurance  3.8%
Assurant  15,390 3,334
Axis Capital Holdings  75,408 7,224
Everest Group  7,430 2,602
Hanover Insurance Group  29,366 5,334
Old Republic International  90,094 3,826
RenaissanceRe Holdings  27,424 6,964
Skyward Specialty Insurance Group (2) 62,073 2,952
Unum Group  38,685 3,009
35,245
Mortgage Real Estate Investment Trusts  0.3%
Rithm Capital, REIT  228,406 2,602
2,602
Total Financials 156,054

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  14.6%
Biotechnology  6.4%
Agios Pharmaceuticals (2) 13,489 541
Akero Therapeutics (2) 31,507 1,496
Alkermes (2) 63,513 1,905
Argenx, ADR (2) 1,740 1,283
Ascendis Pharma, ADR (2) 8,868 1,763
Avidity Biosciences (2) 59,632 2,598
Beam Therapeutics (2)(3) 40,417 981
Bicara Therapeutics (2) 17,819 281
Biohaven (2) 28,110 422
Bridgebio Pharma (2) 24,230 1,259
Caris Life Sciences (2) 13,435 406
Celldex Therapeutics (2) 47,598 1,231
Centessa Pharmaceuticals, ADR (2)(3) 48,681 1,181
CG oncology (2) 20,460 824
Cytokinetics (2) 27,595 1,517
Denali Therapeutics (2) 70,636 1,026
Disc Medicine (2) 18,973 1,254
Dyne Therapeutics (2) 21,582 273
Exact Sciences (2) 55,688 3,047
Halozyme Therapeutics (2) 21,106 1,548
Insmed (2) 43,854 6,315
Ionis Pharmaceuticals (2) 34,423 2,252
Janux Therapeutics (2) 13,808 338
Kymera Therapeutics (2) 33,135 1,875
Madrigal Pharmaceuticals (2) 4,484 2,057
Mirum Pharmaceuticals (2) 4,927 361
Natera (2) 16,275 2,620
Neurocrine Biosciences (2) 19,983 2,805
Nurix Therapeutics (2) 42,790 395
Nuvalent, Class A (2) 15,579 1,347
ORIC Pharmaceuticals (2) 8,695 104
Praxis Precision Medicines (2) 12,630 669
Replimune Group (2) 132,781 556
Revolution Medicines (2) 30,336 1,417
Rhythm Pharmaceuticals (2) 13,187 1,332
Roivant Sciences (2) 65,923 997
Sarepta Therapeutics (2) 8,288 160
Scholar Rock Holding (2) 44,845 1,670
Soleno Therapeutics (2) 19,685 1,331
Ultragenyx Pharmaceutical (2) 36,039 1,084
United Therapeutics (2) 4,933 2,068

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte (2) 23,043 830
Vera Therapeutics (2) 22,158 644
Viridian Therapeutics (2) 21,851 472
Xencor (2) 42,760 502
59,037
Health Care Equipment & Supplies  1.8%
Globus Medical, Class A (2) 19,945 1,142
Lantheus Holdings (2) 27,890 1,431
Masimo (2) 5,605 827
Penumbra (2) 15,719 3,982
STERIS  8,814 2,181
UFP Technologies (2) 6,334 1,264
Zimmer Biomet Holdings  53,766 5,296
16,123
Health Care Providers & Services  3.4%
BrightSpring Health Services (2) 139,398 4,121
DaVita (2) 5,782 768
Encompass Health  48,683 6,184
Guardant Health (2) 19,220 1,201
Option Care Health (2) 51,494 1,429
Quest Diagnostics  23,771 4,530
Select Medical Holdings  129,072 1,657
Tenet Healthcare (2) 44,212 8,977
Universal Health Services, Class B  11,090 2,267
31,134
Health Care Technology  0.5%
Doximity, Class A (2) 18,158 1,328
GoodRx Holdings, Class A (2) 261,826 1,108
HeartFlow (2) 13,844 466
Waystar Holding (2) 51,350 1,947
4,849
Life Sciences Tools & Services  0.9%
ICON (2) 10,199 1,785
Medpace Holdings (2) 3,948 2,030
Repligen (2) 15,148 2,025
Revvity  31,473 2,758
8,598
Pharmaceuticals  1.6%
Axsome Therapeutics (2) 16,021 1,946
Crinetics Pharmaceuticals (2) 49,049 2,043
Perrigo  170,450 3,796

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Prestige Consumer Healthcare (2) 24,974 1,558
Viatris  513,249 5,081
WaVe Life Sciences (2) 47,207 346
14,770
Total Health Care 134,511
INDUSTRIALS & BUSINESS SERVICES  22.1%
Aerospace & Defense  2.9%
Carpenter Technology  15,559 3,820
Curtiss-Wright  6,570 3,567
Firefly Aerospace (2) 9,703 284
Hexcel  37,630 2,359
Howmet Aerospace  10,757 2,111
Karman Holdings (2) 45,868 3,312
Rocket Lab (2) 17,965 861
Textron  101,511 8,577
Woodward  8,345 2,109
27,000
Building Products  0.3%
Allegion  11,126 1,973
Owens Corning  8,179 1,157
3,130
Commercial Services & Supplies  0.7%
Brady, Class A  29,139 2,274
CoreCivic (2) 62,504 1,272
Element Fleet Management (CAD)  34,277 888
Interface  75,696 2,190
6,624
Construction & Engineering  4.0%
AECOM  35,627 4,648
API Group (2) 122,887 4,224
Comfort Systems USA  11,233 9,269
EMCOR Group  9,553 6,205
Primoris Services  34,190 4,695
Sterling Infrastructure (2) 12,306 4,180
Valmont Industries  9,964 3,864
37,085
Electrical Equipment  3.1%
Acuity  21,621 7,446
EnerSys  22,529 2,545
Hubbell  9,201 3,959
NEXTracker, Class A (2) 63,729 4,715

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
nVent Electric  27,942 2,756
Sensata Technologies Holding  134,551 4,111
Shoals Technologies Group, Class A (2) 72,033 534
Thermon Group Holdings (2) 111,196 2,971
29,037
Ground Transportation  0.4%
Saia (2) 5,814 1,741
TFI International (3) 19,763 1,740
3,481
Machinery  5.7%
AGCO  24,520 2,625
Alamo Group  10,330 1,972
Allison Transmission Holdings  20,036 1,701
Atmus Filtration Technologies  78,058 3,520
Blue Bird (2) 50,499 2,906
Esab  46,106 5,152
Fortive  56,987 2,792
Gates Industrial (2) 137,550 3,414
IDEX  18,846 3,067
Middleby (2) 49,084 6,525
Mueller Industries  44,697 4,519
Mueller Water Products, Class A  51,270 1,308
RBC Bearings (2) 1,527 596
Snap-on  4,034 1,398
Stanley Black & Decker  39,715 2,952
Timken  26,571 1,998
Toro  45,659 3,479
Watts Water Technologies, Class A  10,514 2,936
52,860
Passenger Airlines  0.2%
Sun Country Airlines Holdings (2) 153,193 1,809
1,809
Professional Services  3.4%
Booz Allen Hamilton Holding  21,901 2,189
CSG Systems International  44,952 2,894
Genpact  67,344 2,821
Huron Consulting Group (2) 15,051 2,209
Korn Ferry  30,513 2,135
Leidos Holdings  28,287 5,345
Paylocity Holding (2) 4,862 775
SS&C Technologies Holdings  54,751 4,860
Upwork (2) 319,504 5,933

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Verra Mobility (2) 99,385 2,455
31,616
Trading Companies & Distributors  1.4%
Applied Industrial Technologies  17,153 4,478
DNOW (2) 151,812 2,315
Karat Packaging  69,588 1,754
SiteOne Landscape Supply (2) 16,152 2,081
WESCO International  12,682 2,682
13,310
Total Industrials & Business Services 205,952
INFORMATION TECHNOLOGY  16.8%
Communications Equipment  0.3%
F5 (2) 7,154 2,312
2,312
Electronic Equipment, Instruments & Components  5.1%
Bel Fuse, Class B  21,533 3,037
Belden  56,770 6,828
Cognex  64,758 2,933
ePlus  33,179 2,356
Fabrinet (2) 11,761 4,288
Flex (2) 90,834 5,266
Itron (2) 24,827 3,092
Jabil  25,165 5,465
OSI Systems (2) 7,173 1,788
TD SYNNEX  15,233 2,494
Teledyne Technologies (2) 11,294 6,619
Vontier  44,654 1,874
Zebra Technologies, Class A (2) 3,870 1,150
47,190
IT Services  0.8%
Amdocs  24,427 2,004
ASGN (2) 16,909 801
GoDaddy, Class A (2) 16,452 2,251
Okta (2) 23,422 2,148
7,204
Semiconductors & Semiconductor Equipment  3.9%
Cirrus Logic (2) 17,079 2,140
Credo Technology Group Holding (2) 28,632 4,169
Entegris  32,688 3,022
First Solar (2) 12,081 2,664
Lattice Semiconductor (2) 50,951 3,736

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions Holdings (2) 7,557 941
MKS  46,651 5,774
Penguin Solutions (2) 59,232 1,556
Rambus (2) 86,514 9,015
Synaptics (2) 50,435 3,447
36,464
Software  6.4%
A10 Networks  132,063 2,397
ACI Worldwide (2) 60,325 3,183
Alarm.com Holdings (2) 51,777 2,748
Appfolio, Class A (2) 10,300 2,839
BILL Holdings (2) 74,681 3,956
CCC Intelligent Solutions Holdings (2) 294,467 2,683
Clearwater Analytics Holdings, Class A (2) 129,600 2,335
CyberArk Software (2) 3,224 1,558
Descartes Systems Group (2) 35,380 3,334
Dolby Laboratories, Class A  17,422 1,261
Dynatrace (2) 47,091 2,282
Freshworks, Class A (2) 40,653 478
Gen Digital  132,987 3,776
InterDigital  24,907 8,599
Manhattan Associates (2) 11,017 2,258
Monday.com (2) 6,686 1,295
Nutanix, Class A (2) 68,642 5,106
Progress Software  18,712 822
PTC (2) 28,406 5,767
Teradata (2) 46,388 998
Workiva (2) 17,064 1,469
59,144
Technology Hardware, Storage & Peripherals  0.3%
Pure Storage, Class A (2) 37,293 3,125
3,125
Total Information Technology 155,439
MATERIALS  4.5%
Chemicals  1.6%
Axalta Coating Systems (2) 81,997 2,347
CF Industries Holdings  18,264 1,638
Element Solutions  35,661 898
NewMarket  4,290 3,553
Quaker Chemical  15,185 2,001

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  38,873 4,582
15,019
Construction Materials  0.2%
Knife River (2) 17,648 1,357
1,357
Containers & Packaging  0.9%
Crown Holdings  33,506 3,236
Packaging Corp. of America  10,504 2,289
Sealed Air  73,736 2,607
8,132
Metals & Mining  1.8%
Alamos Gold, Class A  55,648 1,940
MP Materials (2) 18,101 1,214
OR Royalties (CAD)  49,190 1,972
Reliance  13,791 3,873
Skeena Resources (CAD) (2) 99,440 1,831
Steel Dynamics  28,015 3,906
Warrior Met Coal  32,523 2,070
16,806
Total Materials 41,314
REAL ESTATE  5.3%
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  208,415 2,503
Park Hotels & Resorts, REIT (3) 109,876 1,217
3,720
Industrial Real Estate Investment Trusts  0.5%
Rexford Industrial Realty, REIT  110,659 4,549
4,549
Office Real Estate Investment Trusts  0.6%
Douglas Emmett, REIT  98,850 1,539
Kilroy Realty, REIT (3) 32,687 1,381
Vornado Realty Trust, REIT  70,181 2,845
5,765
Real Estate Management & Development  0.1%
Jones Lang LaSalle (2) 3,000 895
895
Residential Real Estate Investment Trusts  1.0%
American Homes 4 Rent, Class A, REIT  71,203 2,367
Camden Property Trust, REIT  3,355 358

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Equity LifeStyle Properties, REIT  25,003 1,518
Essex Property Trust, REIT  8,315 2,226
Sun Communities, REIT  22,779 2,938
9,407
Retail Real Estate Investment Trusts  1.0%
Brixmor Property Group, REIT  111,404 3,084
Federal Realty Investment Trust, REIT  25,352 2,568
Kimco Realty, REIT  57,139 1,248
Regency Centers, REIT  29,006 2,115
9,015
Specialized Real Estate Investment Trusts  1.7%
CubeSmart, REIT  79,079 3,215
EPR Properties, REIT  26,573 1,542
Gaming & Leisure Properties, REIT  75,883 3,537
Lamar Advertising, Class A, REIT  42,765 5,235
Smartstop Self Storage REIT, REIT  60,141 2,264
15,793
Total Real Estate 49,144
UTILITIES  1.8%
Electric Utilities  0.6%
Evergy  44,563 3,388
Portland General Electric  51,437 2,263
5,651
Gas Utilities  0.8%
National Fuel Gas  58,142 5,371
UGI  70,126 2,332
7,703
Independent Power & Renewable Electricity
Producers  0.2%
Talen Energy (2) 4,923 2,094
2,094
Multi-Utilities  0.2%
NiSource  44,547 1,929
1,929
Total Utilities 17,377
Total Common Stocks (Cost $776,956) 920,820

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 5,721,524 5,722
Total Short-Term Investments (Cost $5,722) 5,722
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 6,487,216 6,487
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 6,487
Total Securities Lending Collateral (Cost $6,487) 6,487
Total Investments in Securities  100.8%
(Cost $789,165) $ 933,029
Other Assets Less Liabilities (0.8)% (7,202)
Net Assets 100.0% $ 925,827
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 164++
Totals $ —# $ — $ 164+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 6,256  ¤  ¤ $ 12,209
Total $ 12,209^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $164 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,209.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Mid Cap Core Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F202-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 916,129 $ 4,691 $ — $ 920,820
Short-Term Investments 5,722 — — 5,722
Securities Lending Collateral 6,487 — — 6,487
Total $ 928,338 $ 4,691 $ — $ 933,029